OTHER INVESTMENTS (Details Textual)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 USD ($)
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	$ 0		$ 3,150,000
Grindrod Pension Fund [member] | Grindrod Shipping South Africa [Member]
Disclosure of defined benefit plans [line items]
Percentage of participation	40.00%	40.00%
Surplus (deficit) in plan	$ 3,150,000	R 46,054,000